Document And Entity Information	Nov. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	Table Trac, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 06, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-32987
Entity, Tax Identification Number	88-0336568
Entity, Address, Address Line One	6101 Baker Road, Suite 206
Entity, Address, City or Town	Minnetonka
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55345
City Area Code	952
Local Phone Number	548-8877
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001090396